Staff costs - Summary of Staff Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Salaries and wages	€ 158,231	€ 70,272	€ 46,100
Social security costs	7,891	5,639	4,800
RSU expense	24,261	0	0
Other pension costs	2,522	2,066	1,645
Employee benefits expense	€ 192,905	€ 77,977	€ 52,545